Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2026
Financial Risk Management [Abstract]
Schedule of Group’s Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognizing ECL
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired

III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit-impaired

IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of Credit Quality of the Group’s Financial Assets

The table below details the credit quality of the Company’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
			US$	US$	US$
March 31, 2026
Trade receivables	III Note 1	Life time ECL (Simplified)	1,810,275	(37,773)	1,772,502
Other receivables (exclude prepayments and VAT refundable)	I Note 2	12-month ECL	74,702	—	74,702
Amounts due from related parties, net	I Note 4	12-month ECL	72,033	—	72,033
				(37,773)
March 31, 2025
Trade receivables	III Note 1	Life time ECL (Simplified)	1,199,983	(10,079)	1,189,904
Other receivables (exclude prepayments and VAT refundable)	I Note 2	12-month ECL	71,031	—	71,031
Amounts due from related parties, net	I Note 4	12-month ECL	1,053,708	—	1,053,708
Loans to related parties, net	I Note 4	12-month ECL	4,291,215	—	4,291,215
				(10,079)

Schedule of Credit Risk Profile of Trade Receivables	Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.
	Trade receivables	ECL	Trade receivables, net
	US$	US$	US$
March 31, 2026
Not past due	1,810,275	(37,773)	1,772,502
< 30 days	—	—	—
31 days to 60 days	—	—	—
61 days to 90 days	—	—	—
	1,810,275	(37,773)	1,772,502

	Trade receivables	ECL	Trade receivables, net
	US$	US$	US$
March 31, 2025
Not past due	963,793	(8,096)	955,697
< 30 days	141,108	(1,185)	139,923
31 days to 60 days	92,415	(776)	91,639
61 days to 90 days	2,667	(22)	2,645
	1,199,983	(10,079)	1,189,904

Schedule of Group’s Revenue and Trade Receivable

The following table sets forth a summary of single customers who represent 10% or more of the Company’s revenue:

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Customer A	12,357,295	13,720,235	12,709,652
Customer B	1,333,936	1,900,521	2,650,143
Customer C	—	—	1,768,272
	13,691,231	15,620,756	17,128,067

The following table sets forth a summary of single customers who represent 10% or more of the Company’s trade receivable as at reporting period:

	March 31, 2025	March 31, 2026
	US$	US$
Customer A	1,040,765	1,787,921
Customer B	159,218	22,354
	1,199,983	1,810,275

Schedule of Maturity for Non-Derivative Financial Liabilities	The following table details the remaining contractual maturity for non-derivative financial liabilities.
	On demand or within 1 year	Within 2 to 5 years	Total
	US$	US$	US$
March 31, 2026
Trade and other payables (exclude advance payment from customers)	2,826,354	—	2,826,354
Lease liabilities	87,632	—	87,632
Borrowings	—	—	—
Total	2,913,986	—	2,913,986

March 31, 2025
Trade and other payables (exclude advance payment from customers)	4,252,009	—	4,252,009
Lease liabilities	91,476	91,476	182,952
Borrowings	5,194,178	—	5,194,178
Total	9,537,663	91,476	9,629,139

Schedule of Exposure to Foreign Currency Risk

At the end of each reporting period, the Company’s exposure to foreign currency risk is as follows:

	March 31, 2025			March 31, 2026
	HKD	RMB	KHR	HKD	RMB	KHR
	US$	US$	US$	US$	US$	US$
Financial assets
Trade and other receivables	—	—	193,337	—	—	136,332
Cash and cash equivalents	426	32	—	2,337,600	—	181,888

Financial liabilities
Trade and other payables	(850,436)	(65,328)	(27,408)	(607,800)	(65,042)	(30,338)
Borrowings	(1,961,969)	—	—	—	—	—
Net exposure	(2,811,979)	(65,296)	165,929	1,729,800	(65,042)	287,882

Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss

The weakening of US$ against the foreign currencies denominated balances as at the reporting date would increase/(decrease) profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant.

	Profit or loss (after tax)
	March 31, 2025	March 31, 2026
	US$	US$
HKD strengthening 5% (2025: 5%)	(140,599)	86,490
RMB strengthening 5% (2025: 5%)	(3,265)	(3,252)
KHR strengthening 5% (2025: 5%)	8,296	14,394